Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
	Summary Compensation Table Total for PEOs(a)		Compensation Actually Paid to PEOs(b)		Average Summary Compensation Table Total	Average Compensation Actually Paid	Value of Initial Fixed $100 Investment Based On TSR(c)
Fiscal Year Ended	Wolf	Michaels	Wolf	Michaels	for Other NEOs(a)	to Other NEOs(b)	Company TSR	Peer Group TSR(f)	Net Income (Loss)(d)	Adjusted EBITDA(e)
2026	–	2,340,664	–	20,697,881	509,008	4,568,453	807.49	111.07	5,286,000	15,421,000
2025	–	1,240,000	–	7,943,339	350,000	1,288,401	411.76	110.40	3,711,000	10,127,000
2024	–	4,307,312	–	5,824,233	509,238	714,624	230.48	105.10	6,561,000	11,658,000
2023	142,167	135,417	142,167	135,417	172,972	172,972	106.94	110.23	2,302,000	4,464,000
2022	215,000	–	215,000	–	206,978	206,978	103.74	105.27	(252,000)	3,601,000

Named Executive Officers, Footnote [Text Block]

(a)	Carl T. Wolf ceased services as Chief Executive Officer (principal executive officer) and Adam L. Michaels commenced service as Chief Executive Officer in September 2022. For the fiscal years ended January 31, 2026, the Other NEOs were Anthony Gruber and Moore (Skip) Tappan. For the fiscal years ended January 31, 2025, and 2024, the Other NEOs were Steven Burns and Anthony Gruber. For the fiscal year ended January 31, 2023, the Other NEOs were Matthew Brown, Steven Burns, Anthony Gruber, and Lawrence Morgenstein. For the fiscal year ended January 31, 2022, the Other NEOs were Matt Brown, Steven Burns and Lawrence Morgenstein.

PEO Total Compensation Amount		$ 2,340,664
PEO Actually Paid Compensation Amount		$ 20,697,881
Adjustment To PEO Compensation, Footnote [Text Block]
(b)	SEC rules require certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine “compensation actually paid” (“CAP”) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. None of our NEOs have participated in a pension plan; therefore, no adjustment from the SCT total related to pension value was made. A reconciliation of total compensation from the SCT to CAP to our PEO and our Other NEOs (as an average) for the fiscal year ended January 31, 2026, is shown below:

Adjustments	PEO ($)		Other NEOs (average) ($)
Total Compensation from SCT	2,340,664		509,008
– SCT amounts of stock and option awards	(1,460,664)		(45,258)
+ Fair value at fiscal year-end of awards granted during the fiscal year ended January 31, 2026, that are outstanding and unvested at year-end	3,179,501	(1)	45,258
+/- Difference between fair value of awards from January 31, 2025, to January 31, 2026 for awards granted in any prior fiscal year that were outstanding and unvested at January 31, 2026	16,203,263		4,051,901
+/- Vesting date fair value for awards granted and vested during the fiscal year ended January 31, 2026(2)	–		–
+/- Change in fair value from the January 31, 2025, to the vesting date for awards granted in any prior fiscal year which vested during the fiscal year ended January 31, 2026	435,117		7,544
– Fair value at January 31, 2025 for awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the fiscal year ended January 31, 2026	–		–
+ Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the fair value of the award or the SCT for the fiscal ended January 31, 2026	–		–
Compensation Actually Paid (as calculated)	20,697,881		4,568,453

(1)	For purposes of the foregoing adjustments, the year-end value of stock unit awards was determined using the closing price of our common stock on January 30, 2026, the last trading day of the fiscal year, which was $15.10. For PSUs that were unvested as of January 31, 2026, the fair value as of fiscal year-end was determined assuming payout at threshold performance.

(2)	Value based on the closing price of our common stock on the applicable vesting date.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 509,008	$ 350,000	$ 509,238	$ 172,972	$ 206,978
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 4,568,453	1,288,401	714,624	172,972	206,978
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The charts shown below present a graphical comparison of CAP to our PEO and the average CAP to our Other NEOs set forth in the Pay Versus Performance Table above, as compared against the following performance measures: (1) our TSR, (2) peer group TSR, (3) net income, and (4) adjusted EBITDA. The first chart also presents a comparison of our TSR to the peer group TSR for the covered period.

Total Shareholder Return Amount	[3]	$ 807.49	411.76	230.48	106.94	103.74
Peer Group Total Shareholder Return Amount	[3],[4]	111.07	110.40	105.10	110.23	105.27
Net Income (Loss) Attributable to Parent	[3],[5]	$ 5,286,000	$ 3,711,000	$ 6,561,000	$ 2,302,000	$ (252,000)
Company Selected Measure Amount	[6]	15,421,000	10,127,000	11,658,000	4,464,000	3,601,000
PEO Name		Carl T. Wolf
Carl T. Wolf [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]				$ 142,167	$ 215,000
PEO Actually Paid Compensation Amount	[2]				142,167	215,000
Adam L. Michaels [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	2,340,664	1,240,000	4,307,312	135,417
PEO Actually Paid Compensation Amount	[2]	20,697,881	$ 7,943,339	$ 5,824,233	$ 135,417
PEO [Member] | SCT Amounts of Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,460,664)
PEO [Member] | Fair Value at Fiscal Year-End of Awards Granted During the Fiscal Year Ended January 31, 2025 that are Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	3,179,501
PEO [Member] | Difference Between Fair Value of Awards from January 31, 2024 to January 31, 2025 for Awards Granted in any Prior Fiscal Year That were Outstanding and Unvested at January 31, 2025 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		16,203,263
PEO [Member] | Vesting Date Fair Value for Awards Granted and Vested During the Fiscal Year Ended January 31, 2025 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]
PEO [Member] | Change in Fair Value from The January 31, 2024 to the Vesting Date for Awards Granted in any Prior Fiscal Year which Vested During the Fiscal Year Ended January 31, 2025 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		435,117
PEO [Member] | Fair Value at January 31, 2024 for Awards Granted in Any Prior Fiscal Year that Failed to Meet the Applicable Vesting Conditions During the Fiscal Year Ended January 31, 2025 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Dividends or Other Earnings Paid on Stock or Option Awards in the Covered Year Prior to Vesting if not Otherwise Included in the Fair Value of the Award or the SCT for the Fiscal Ended January 31, 2025 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | SCT Amounts of Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(45,258)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Awards Granted During the Fiscal Year Ended January 31, 2025 that are Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		45,258
Non-PEO NEO [Member] | Difference Between Fair Value of Awards from January 31, 2024 to January 31, 2025 for Awards Granted in any Prior Fiscal Year That were Outstanding and Unvested at January 31, 2025 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,051,901
Non-PEO NEO [Member] | Vesting Date Fair Value for Awards Granted and Vested During the Fiscal Year Ended January 31, 2025 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]
Non-PEO NEO [Member] | Change in Fair Value from The January 31, 2024 to the Vesting Date for Awards Granted in any Prior Fiscal Year which Vested During the Fiscal Year Ended January 31, 2025 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,544
Non-PEO NEO [Member] | Fair Value at January 31, 2024 for Awards Granted in Any Prior Fiscal Year that Failed to Meet the Applicable Vesting Conditions During the Fiscal Year Ended January 31, 2025 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Stock or Option Awards in the Covered Year Prior to Vesting if not Otherwise Included in the Fair Value of the Award or the SCT for the Fiscal Ended January 31, 2025 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Carl T. Wolf ceased services as Chief Executive Officer (principal executive officer) and Adam L. Michaels commenced service as Chief Executive Officer in September 2022. For the fiscal years ended January 31, 2026, the Other NEOs were Anthony Gruber and Moore (Skip) Tappan. For the fiscal years ended January 31, 2025, and 2024, the Other NEOs were Steven Burns and Anthony Gruber. For the fiscal year ended January 31, 2023, the Other NEOs were Matthew Brown, Steven Burns, Anthony Gruber, and Lawrence Morgenstein. For the fiscal year ended January 31, 2022, the Other NEOs were Matt Brown, Steven Burns and Lawrence Morgenstein.
[2]	SEC rules require certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine “compensation actually paid” (“CAP”) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. None of our NEOs have participated in a pension plan; therefore, no adjustment from the SCT total related to pension value was made. A reconciliation of total compensation from the SCT to CAP to our PEO and our Other NEOs (as an average) for the fiscal year ended January 31, 2026, is shown below:
[3]	TSR as calculated based on a hypothetical fixed investment of $100.00 measured from the market close on January 29, 2021 (the last trading day of the fiscal year ended January 31, 2021) through and including the end of each fiscal year reported in the table, assuming that all dividends (if applicable) were reinvested.
[4]	Our peer group used for the TSR calculation is the S&P Food & Beverage Select Industry Index, which is the same “peer index” used in the performance graph appearing in our annual report on Form 10-K.
[5]	Dollar amounts reported represent amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
[6]	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our NEOs for the most recent fiscal year to our Company’s performance, is adjusted EBITDA.
[7]	For purposes of the foregoing adjustments, the year-end value of stock unit awards was determined using the closing price of our common stock on January 30, 2026, the last trading day of the fiscal year, which was $15.10. For PSUs that were unvested as of January 31, 2026, the fair value as of fiscal year-end was determined assuming payout at threshold performance.
[8]	Value based on the closing price of our common stock on the applicable vesting date.